ACCOUNTS AND OTHER PAYABLES AND SETTLEMENT LIABILITY	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
ACCOUNTS AND OTHER PAYABLES AND SETTLEMENT LIABILITY

19.	ACCOUNTS AND OTHER PAYABLES AND SETTLEMENT LIABILITY

Accounts and other payables were $7,569,220 at June 30, 2026 (September 30, 2025 - $7,309,701). The balance consists primarily of trade creditors, accrued operating and professional costs, payroll-related liabilities and other short-term obligations.

The settlement liability was $1,612,070 at June 30, 2026 (September 30, 2025 - $2,863,865). The liability arose from the settlement of customer deposits. During the three months ended June 30, 2026, cash settlements of $1,200,000 were partially offset by $515,171 of interest accretion, remeasurement and foreign-exchange effects, resulting in a net decrease of $684,829.

	June 30, 2026	September 30, 2025
	$	$

Current portion	1,612,070	1,222,364
Non-current portion	—	1,641,501
Settlement liability	1,612,070	2,863,865